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                                         UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION

                                        Washington DC 20549

                                             FORM 13F



                                     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2009

Check here if Amendment [X]; Amendment number: 1

This Amendment (Check only one):   [X] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Tweedy, Browne Company LLC
Address:     350 Park Avenue, 9th Floor
             New York, NY  10022

Form 13F File Number: 28-1222

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Kenneth E. Leopold
Title:    General Counsel
Phone:    212-916-0600

Signature,                  Place,        and Date of Signing:
Kenneth E. Leopold     New York, New York     02/12/2010
Signature                 City,  State          Date

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                     FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                  1

Form 13F Information Table Entry Total:            54

Form 13F Information Table Value Total:    $2,764,728

The institutional investment manager filing this report submits this Restatement of Form 13F previously filed on February 10, 2010 for the Quarter Ended December 31,2009. Due to a systems error, certain securities' positions reported on previous filing were understated.

List of Other Included Managers:

        Provide a numbered list of the name(s) and Form file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                                                  1
Form 13F File Number:                         28-04975
Name:                   Affiliated Managers Group Inc.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AKZO NOBEL NV SPONSORED ADR    ADR              010199305    12111  181923  SH       SOLE                18192300
DIAGEO PLC- SPONSORED ADR      ADR              25243Q205    41616  599570  SH       SOLE                5983950               1175
ENI SPONSORED ADR              ADR              26874R108      742   14655  SH       SOLE                 14655
GLAXO SMITHKLINE PLC, ADR      ADR              37733W105    43651 1033148  SH       SOLE               1002358               30860
HEINEKEN HOLDINGS 'A' ADRS     ADR              B0DM8G4      18238  435265  SH       SOLE                432393                3034
HEINEKEN NV ADR                ADR              2419176      17892  749780  SH       SOLE                749780
NOVARTIS AG ADR                ADR              66987V109    23090  424209  SH       SOLE                422349                1995
SK TELECOM - ADR               ADR              78440P108   119186 7330030  SH       SOLE               7156805              173495
UNILEVER ( ul )                ADR              904767704    13148  412148  SH       SOLE                412148
UNILEVER (UN)                  ADR              904784709    46440 1436439  SH       SOLE               1433730                2976
COCA-COLA HELLENIC BOTTLING    COM              4420723      17782  775107  SH       SOLE                775107
HONDA MOTOR CO LTD             COM              6435145     126698 3792600  SH       SOLE               3557100              235500
3M CO                          COM              88579Y101    96816 1171111  SH       SOLE               1057721              113440
ACMAT CORP CLASS A             COM              004616207      843   51890  SH       SOLE                 51890
ALTRIA GROUP, INC.             COM              02209S103     8962  456550  SH       SOLE                410285               46265
AMERICAN EXPRESS COMPANY       COM              025816109    16758  413582  SH       SOLE                412127                1555
AMERICAN NATIONAL INSURANCE CO COM              028591105    93036  778938  SH       SOLE                691676               87302
AT&T INC                       COM              00206R102    10819  385986  SH       SOLE                340981               45005
AVATAR HOLDINGS INC            COM              053494100     7080  416223  SH       SOLE                416223                  70
BERKSHIRE HATHAWAY INC DEL     COM              084670108    18352     185  SH       SOLE                   185
BROWN AND BROWN INC.           COM              115236101     6881  382930  SH       SOLE                382930                 125
BURLINGTON NORTHERN SANTA FE C COM              12189T104   157297 1594981  SH       SOLE               1456099              138937
CINTAS CORP.                   COM              172908105    12286  471259  SH       SOLE                471259
COCA COLA COMPANY              COM              191216100    10363  181813  SH       SOLE                154913               26900
COMCAST CORP - CLASS A         COM              20030N101      554   32850  SH       SOLE                 32850
COMCAST CORP SPECIAL CLASS A   COM              20030N200   140876 8799227  SH       SOLE               7947124              852505
CONOCOPHILLIPS                 COM              20825c104   139180 2725280  SH       SOLE               2510240              215090
DEVON ENERGY                   COM              25179M103    93703 1274869  SH       SOLE               1200254               74675
EMERSON ELECTRIC COMPANY       COM              291011104   148920 3495779  SH       SOLE               3140929              354975
EXXON MOBIL CORPORATION        COM              30231G102      209    3070  SH       SOLE                  3070
FEDERATED INVESTORS INC (PA.)  COM              314211103    54134 1968515  SH       SOLE               1914698               53959
FINISHMASTER                   COM              31787p108     1288   75560  SH       SOLE                 75560
G & K SERVICES INC             COM              361268105     8018  319080  SH       SOLE                252406               66769
GENUINE PARTS CO               COM              372460105    35233  928152  SH       SOLE                891767               36385
HENRY SCHEIN INC               COM              806407102    23673  450065  SH       SOLE                449330                 790
HOME DEPOT INC                 COM              437076102   130210 4500863  SH       SOLE               3999584              501664
JEFFERIES GROUP INC. NEW       COM              472319102     3552  149698  SH       SOLE                149698                 155
KRAFT FOODS INC-A              COM              50075n104      322   11852  SH       SOLE                 11852
LEUCADIA NATIONAL CORP         COM              527288104    27608 1160479  SH       SOLE               1159445                1334
NATIONAL WESTERN LIFE INS CO   COM              638522102    24787  142766  SH       SOLE                142541                 225
NORFOLK SOUTHERN CORP          COM              655844108    56354 1075039  SH       SOLE                936244              138855
RAYONIER INC                   COM              754907103     1598   37910  SH       SOLE                 36911                1155
SHENANDOAH TELECOMMUNICATIONS  COM              82312B106      811   39840  SH       SOLE                 39840
SYSCO CORP                     COM              871829107    10400  372243  SH       SOLE                338683               33560
TORCHMARK CORP                 COM              891027104    35031  797073  SH       SOLE                796043                1175
TRANSATLANTIC HLDGS            COM              893521104    91279 1751658  SH       SOLE               1550891              200955
UNIFIRST CORP                  COM              904708104    44422  923345  SH       SOLE                772711              150704
UNION PACIFIC                  COM              907818108   128326 2008231  SH       SOLE               1839551              168745
US BANCORP                     COM              902973304    19149  850700  SH       SOLE                850700
WAL-MART STORES INC            COM              931142103    98437 1841659  SH       SOLE               1689429              152355
WELLPOINT                      COM              94973v107    41340  709215  SH       SOLE                582780              126490
COCA COLA FEMSA                COM              191241108   166769 2537574  SH       SOLE               2456294               81330
JOHNSON & JOHNSON              COM              478160104   107589 1670374  SH       SOLE               1662394                8090
PHILIP MORRIS INTERNATIONAL    COM              718172109   210867 4375739  SH       SOLE               4245504              130385
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